Investments (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Joint Ventures [Line Items]
ASSETS	R$ 60,414,456	R$ 57,384,156
Current assets	10,881,654	13,041,808
Cash and cash equivalents	3,130,363	4,161,939	R$ 5,634,623	R$ 2,678,457
Other current assets	10,856,477	11,159,982
Non-current assets	49,532,802	44,342,348
LIABILITIES	60,414,456	57,384,156
Current liabilities	11,062,317	10,342,380
Other current liabilities	11,062,317	9,800,968
Non-current liabilities	26,260,161	21,404,841
Equity	23,091,978	25,636,935	24,191,667	R$ 21,131,225
Net operating revenue	26,116,856	22,651,036	21,479,468
OPERATING COSTS AND EXPENSES	21,311,842	18,867,990	18,092,563
Equity in earnings of investees	239,997	281,202	307,809
Income tax and social contribution	577,618	599,435	354,057
Net income	2,687,939	2,799,370	2,327,168
Total comprehensive income	2,501,577	3,038,932	2,072,843
Voltalia [Member]
Disclosure Of Joint Ventures [Line Items]
ASSETS	221,874	237,464
Current assets	7,083	9,567
Cash and cash equivalents	6,870	9,142
Other current assets	213	425
Non-current assets	214,791	227,897
LIABILITIES	221,874	237,464
Current liabilities	26	273
Current financial liabilities	0	0
Other current liabilities	26	273
Non-current liabilities	0	0
Financial liabilities	0	0
Other non-current liabilities	0	0
Equity	221,848	237,191
Net operating revenue	0	0	0
OPERATING COSTS AND EXPENSES	(114)	(94)	(83)
Interest expenses	(2)	0	0
Financial income and other financial expenses	1,042	964	1,236
Equity in earnings of investees	(16,621)	(3,273)	2,220
Income tax and social contribution	(280)	(266)	(298)
Net income	(15,975)	(2,669)	3,075
Other comprehensive income	0	0	0
Total comprehensive income	R$ (15,975)	R$ (2,669)	3,075
Investment interest - %	49.00%	49.00%
Investment book value	R$ 108,705	R$ 116,225
Caiua [Member]
Disclosure Of Joint Ventures [Line Items]
ASSETS	357,733	344,626
Current assets	68,270	47,085
Cash and cash equivalents	37,067	17,119
Other current assets	31,203	29,966
Non-current assets	289,463	297,541
LIABILITIES	357,733	344,626
Current liabilities	54,746	20,660
Current financial liabilities	5,866	5,735
Other current liabilities	48,880	14,925
Non-current liabilities	28,377	40,911
Financial liabilities	12,574	17,921
Other non-current liabilities	15,803	22,990
Equity	274,610	283,055
Net operating revenue	36,329	37,505	36,562
OPERATING COSTS AND EXPENSES	(6,870)	(7,875)	(7,069)
Interest expenses	(2,249)	(2,398)	(2,817)
Financial income and other financial expenses	4,078	2,542	2,437
Equity in earnings of investees	0	0	0
Income tax and social contribution	12,567	(3,977)	(4,088)
Net income	43,855	25,797	25,025
Other comprehensive income	0	0	0
Total comprehensive income	R$ 43,855	R$ 25,797	25,025
Investment interest - %	49.00%	49.00%
Investment book value	R$ 134,559	R$ 138,698
Integracao Maranhense [Member]
Disclosure Of Joint Ventures [Line Items]
ASSETS	610,819	598,513
Current assets	82,980	71,991
Cash and cash equivalents	19,209	11,248
Other current assets	63,771	60,743
Non-current assets	527,839	526,522
LIABILITIES	610,819	598,513
Current liabilities	21,403	18,337
Current financial liabilities	8,264	8,080
Other current liabilities	13,139	10,257
Non-current liabilities	141,223	142,477
Financial liabilities	17,703	25,231
Other non-current liabilities	123,520	117,246
Equity	448,193	437,699
Net operating revenue	57,751	61,094	63,370
OPERATING COSTS AND EXPENSES	(10,057)	(12,148)	1,051
Interest expenses	(3,329)	(3,489)	(4,236)
Financial income and other financial expenses	2,250	2,177	3,970
Equity in earnings of investees	0	0	0
Income tax and social contribution	(8,673)	(9,629)	(14,735)
Net income	37,942	38,005	49,420
Other comprehensive income	0	0	0
Total comprehensive income	R$ 37,942	R$ 38,005	49,420
Investment interest - %	49.00%	49.00%
Investment book value	R$ 219,616	R$ 214,474
Matrincha [Member]
Disclosure Of Joint Ventures [Line Items]
ASSETS	3,004,036	3,017,103
Current assets	376,271	414,369
Cash and cash equivalents	38,985	94,290
Other current assets	337,286	320,079
Non-current assets	2,627,765	2,602,734
LIABILITIES	3,004,036	3,017,103
Current liabilities	146,226	135,403
Current financial liabilities	97,033	97,571
Other current liabilities	49,193	37,832
Non-current liabilities	740,718	781,295
Financial liabilities	374,934	446,594
Other non-current liabilities	365,784	334,701
Equity	2,117,092	2,100,405
Net operating revenue	314,494	333,128	313,948
OPERATING COSTS AND EXPENSES	(39,620)	(80,106)	(42,853)
Interest expenses	(60,582)	(62,453)	(70,612)
Financial income and other financial expenses	19,166	18,123	22,390
Equity in earnings of investees	0	0	0
Income tax and social contribution	(46,406)	(47,228)	(64,724)
Net income	187,052	161,464	158,149
Other comprehensive income	0	0	0
Total comprehensive income	R$ 187,052	R$ 161,464	158,149
Investment interest - %	49.00%	49.00%
Investment book value	R$ 1,037,374	R$ 1,029,198
Guaraciaba [Member]
Disclosure Of Joint Ventures [Line Items]
ASSETS	1,650,622	1,622,959
Current assets	221,929	218,490
Cash and cash equivalents	40,564	48,521
Other current assets	181,365	169,969
Non-current assets	1,428,693	1,404,469
LIABILITIES	1,650,622	1,622,959
Current liabilities	126,415	139,960
Current financial liabilities	57,172	61,058
Other current liabilities	69,243	78,902
Non-current liabilities	413,196	426,030
Financial liabilities	269,982	307,648
Other non-current liabilities	143,214	118,382
Equity	1,111,011	1,056,969
Net operating revenue	157,931	167,286	165,557
OPERATING COSTS AND EXPENSES	(23,742)	(36,486)	(25,321)
Interest expenses	(39,476)	(39,522)	(43,496)
Financial income and other financial expenses	9,603	8,226	8,472
Equity in earnings of investees	0	0	0
Income tax and social contribution	(39,102)	(35,843)	(42,209)
Net income	65,214	63,661	63,003
Other comprehensive income	0	0	0
Total comprehensive income	R$ 65,214	R$ 63,661	63,003
Investment interest - %	49.00%	49.00%
Investment book value	R$ 544,395	R$ 517,914
Paranaiba [Member]
Disclosure Of Joint Ventures [Line Items]
ASSETS	2,126,903	2,097,314
Current assets	255,911	258,995
Cash and cash equivalents	40,099	51,417
Other current assets	215,812	207,578
Non-current assets	1,870,992	1,838,319
LIABILITIES	2,126,903	2,097,314
Current liabilities	131,909	128,717
Current financial liabilities	77,602	73,612
Other current liabilities	54,307	55,105
Non-current liabilities	657,677	688,575
Financial liabilities	289,440	354,756
Other non-current liabilities	368,237	333,819
Equity	1,337,317	1,280,022
Net operating revenue	232,406	238,796	282,153
OPERATING COSTS AND EXPENSES	(25,497)	(28,129)	(19,808)
Interest expenses	(43,407)	(46,671)	(58,254)
Financial income and other financial expenses	9,482	7,765	9,899
Equity in earnings of investees	0	0	0
Income tax and social contribution	(49,454)	(49,686)	(65,954)
Net income	123,530	122,075	148,036
Other comprehensive income	0	0	0
Total comprehensive income	R$ 123,530	R$ 122,075	148,036
Investment interest - %	24.50%	24.50%
Investment book value	R$ 327,644	R$ 313,606
Mata De Santa Genebra [Member]
Disclosure Of Joint Ventures [Line Items]
ASSETS		3,747,356
Current assets		559,575
Cash and cash equivalents		20,964
Other current assets		538,611
Non-current assets		3,187,781
LIABILITIES		3,747,356
Current liabilities		121,565
Current financial liabilities		87,054
Other current liabilities		34,511
Non-current liabilities		2,238,465
Financial liabilities		1,696,683
Other non-current liabilities		541,782
Equity		1,387,326
Net operating revenue		391,009	393,463
OPERATING COSTS AND EXPENSES		(69,978)	(64,658)
Interest expenses		(114,310)	(117,202)
Financial income and other financial expenses		(59,962)	(36,378)
Equity in earnings of investees		0	0
Income tax and social contribution		(49,887)	(58,933)
Net income		96,872	116,292
Other comprehensive income		0	0
Total comprehensive income		R$ 96,872	116,292
Investment interest - %		50.10%
Investment book value		R$ 695,051
Cantareira [Member]
Disclosure Of Joint Ventures [Line Items]
ASSETS	1,779,488	1,831,108
Current assets	185,093	184,550
Cash and cash equivalents	20,775	18,432
Other current assets	164,318	166,118
Non-current assets	1,594,395	1,646,558
LIABILITIES	1,779,488	1,831,108
Current liabilities	203,753	85,003
Current financial liabilities	50,426	45,666
Other current liabilities	153,327	39,337
Non-current liabilities	706,955	752,391
Financial liabilities	338,769	375,612
Other non-current liabilities	368,186	376,779
Equity	868,780	993,714
Net operating revenue	91,979	178,483	177,852
OPERATING COSTS AND EXPENSES	(11,395)	(10,429)	(8,992)
Interest expenses	(44,149)	(42,033)	(39,969)
Financial income and other financial expenses	4,969	4,578	8,354
Equity in earnings of investees	0	0	0
Income tax and social contribution	(13,562)	(43,969)	(46,300)
Net income	27,842	86,630	90,945
Other comprehensive income	0	0	0
Total comprehensive income	R$ 27,842	R$ 86,630	R$ 90,945
Investment interest - %	49.00%	49.00%
Investment book value	R$ 425,701	R$ 486,919